Share-based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Restricted stock units	Dec. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2022	$ 833,561
2023	459,617
2024	72,028
Total	$ 1,365,206